Subsequent Events (Details) - EBP 002		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025
EBP, Subsequent Event [Line Items]
Participant contribution, automatic, annual increase deferral rate	1.00%	1.00%
Maximum
EBP, Subsequent Event [Line Items]
Participant contribution, automatic, deferral rate	12.00%	10.00%